Consolidated Cash Flow Statement - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss before tax	£ (14,983,467)	£ (6,629,844)	£ (6,894,049)
Adjustments for:
Depreciation	765,031	826,750	669,079
Amortization of intangible assets	63,451	51,889	52,847
Amortization of right of use assets	196,576	196,576	182,543
Share-based payment expense		804,714	835,792
Change in fair value of convertible loan derivatives	4,181,545
Net foreign exchange losses	64,983	1,891	61,922
Finance income	(33)	(1,029)	(21,903)
Finance costs	3,438,548	292,062	275,410
Loss on disposal of intangible assets			10,769
Movements in working capital:
Decrease in deferred income	(1,978,659)	(1,978,659)	(2,030,746)
(Increase)/decrease in trade and other receivables	(591,617)	1,728,796	258,046
Increase/(decrease) in trade and other payables	2,338,197	326,556	(41,615)
Cash used in operations	(6,505,445)	(4,380,298)	(6,641,905)
Interest paid	(254,653)	(290,208)	(87,468)
Interest received	33	1,029	21,903
Income tax received / (paid)	1,179,043	1,237,609	(22,153)
Net cash flows used in operating activities	(5,581,022)	(3,431,868)	(6,729,623)
Cash flows from investing activities
Purchase of property, plant and equipment	(20,033)	(34,899)	(2,026,545)
Purchase of intangible assets	(123,191)	(170,094)	(170,057)
Net cash flows used in investing activities	(143,224)	(204,993)	(2,196,602)
Cash flows from financing activities
Repayment of lease liabilities	(122,469)	(415,273)	(184,401)
Receipt from issuance of convertible loan (net of issue costs)	6,383,659
Receipt of sale and leaseback asset finance			319,937
Proceeds received on issue of shares	285,108	3,898,818	3,138,131
Share issue costs	(21,160)	(53,273)
Net cash flows from financing activities	6,525,138	3,430,272	3,273,667
Net increase/(decrease) in cash and cash equivalents	800,892	(206,589)	(5,652,558)
Foreign exchange movements on cash and cash equivalents	17,781	(1,891)	(61,922)
Cash and cash equivalents at the beginning of the year	748,015	956,495	6,670,975
Cash and cash equivalents at the end of the year	£ 1,566,688	£ 748,015	£ 956,495